MS-CTFI STAT SUP-1 030112
Statutory Prospectus Supplement dated March 1, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco California Tax-Free Income Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Thomas Byron	Portfolio Manager	2010 (predecessor fund 2009)
Robert Stryker	Portfolio Manager	2010 (predecessor fund 2009)
Julius Williams	Portfolio Manager	2011
Robert Wimmel	Portfolio Manager	2010 (predecessor fund 2009)”
The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT — Portfolio Managers” in the prospectus:
     “The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Thomas Byron, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Byron served as Portfolio Manager of the predecessor fund since 2009. Prior to commencement of operations by the Fund, Mr. Byron was associated with Morgan Stanley Investment Advisors Inc. or its affiliates in an investment management capacity (1981 to 2010).

•	Robert Stryker, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Stryker served as Portfolio Manager of the predecessor fund since 2009. Prior to commencement of operations by the Fund, Mr. Stryker was associated with Morgan Stanley Investment Advisors Inc. or its affiliates in an investment management capacity (1994 to 2010).

•	Julius Williams, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 2000 to 2010, Mr. Williams was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Robert Wimmel, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Wimmel served as Portfolio Manager of the predecessor fund since 2009. Prior to commencement of operations by the Fund, Mr. Wimmel was associated with Morgan Stanley Investment Advisors Inc. or its affiliates in an investment management capacity (1996 to 2010).
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
   MS-CTFI STAT SUP-1 030112

VK-PTFI STAT SUP-1 030112
Statutory Prospectus Supplement dated March 1, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Van Kampen Pennsylvania Tax Free Income Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Thomas Byron	Portfolio Manager	2011
Robert Stryker	Portfolio Manager	2011
Julius Williams	Portfolio Manager	2010 (predecessor fund 2009)
Robert Wimmel	Portfolio Manager	2010 (predecessor fund 2007)”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
     “The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Thomas Byron, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 1981 to 2010, Mr. Byron was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Robert Stryker, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2010. From 1994 to 2010, Mr. Stryker was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Julius Williams, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Williams served as Portfolio Manager of the predecessor fund since 2009. From 2000 to 2010, Mr. Williams was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	Robert Wimmel, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Wimmel served as Portfolio Manager of the predecessor fund since 2007. From 1996 to 2010, Mr. Wimmel was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
   VK-PTFI STAT SUP-1 030112

Statement of Additional Information Supplement dated March 1, 2012
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y and Institutional Class shares, as applicable, of the Funds listed below:

Invesco California Tax-Free Income Fund	Invesco Van Kampen Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco S&P 500 Index Fund	Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen American Franchise Fund
Invesco Van Kampen Equity and Income Fund
Effective March 1, 2012, Stephen Turman is no longer a portfolio manager for Invesco California Tax-Free Income Fund and Invesco Van Kampen Pennsylvania Tax Free Income Fund; all references to Mr. Turman in Appendix H are deleted.
   ACST SUP-3 030112